Share based Compensation - HCML Share Option Scheme (Details) - shares		12 Months Ended
	Jun. 04, 2005	Dec. 31, 2019
Share option scheme expired in 2016
Share-based Compensation
Expiry period	10 years
Aggregate number of shares issuable		1,516,180
HCML Share Option Scheme
Share-based Compensation
Aggregate number of shares issuable		23,130,970
Number of issuable shares expired		96,180
Number of shares authorized but unissued		833,093,550
HCML Share Option Scheme | Minimum
Share-based Compensation
Expiry period		8 years
HCML Share Option Scheme | Maximum
Share-based Compensation
Expiry period		10 years
HCML Share Option Scheme | Four-year awards
Share-based Compensation
Vesting period		4 years
Vesting percentage upon first anniversary		25.00%
Annual vesting percentage after the first anniversary		25.00%